Share capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	As at June 30, 2024 unaudited Number	As at June 30, 2024 unaudited £	As at December 31, 2023 Number	As at December 31, 2023 £
Ordinary shares of £0.001 each	3,626,112,922	3,626,113	1,189,577,722	1,189,578
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001	4,063,321,418	4,063,321	4,063,321,418	4,063,321
Total		8,689,435		6,252,900

Authorised, allotted and fully paid – classified as equity	2023 Number	2023 £	2022 Number	2022 £	2021 Number	2021 £
At 31 December
Ordinary shares of £0.001 each	1,189,577,722	1,189,578	5,417,137	108,343	4,923,420	98,468
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	–	–	–	–
Total		6,252,900		1,108,344		1,098,469

Schedule of warrant reserve recognize

	Pre-Funded Warrants	Abeyance Shares		Series A Warrants	Series B Warrants	Series C Warrants
Exercise price	£0.0001	£	Nil	$214.40	$214.40	$16.00
As at January 1, 2023	–		–	–	–	–
Issued:			–
Private Placement February 2023	155,461		–	32,327	48,491	–
Registered Direct Offering May 2023	–		–	–	–	415,043
Registered Offering December 2023	1,911,176		–	–	–	–
Adhera Assignment and Exchange Agreement	2,275,050		–	–	–	–
Exercised	(155,461)		–	(32,327)	(48,491)	(415,043)
As at December 31, 2023	4,186,226		–	–	–	–
Exercised	(2,361,865)		–	–	–	–
Lapsed	(163)		–	–	–	–
Warrant inducement May 2024	–		931,585	–	–	–
As at June 30, 2024 (unaudited)	1,824,198		931,585	–	–	–

	Pre-Funded Warrants	Series A Warrants	Series B Warrants	Series C Warrants
Exercise price	£0.0001	$214.40	$214.40	$16.00
As at 1 January 2023	–	–	–	–
Issued:
Private Placement February 2023	155,461	32,327	48,491	–
Registered Direct Offering May 2023	–	–	–	415,043
Registered Offering December 2023	1,911,176	–	–	–
Adhera Assignment and Exchange Agreement	899,642	–	–	–
Exercised	(155,461)	(32,327)	(48,491)	(415,043)
As at 31 December 2023	2,810,818	–	–	–

Schedule of ordinary and deferred shares

		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2021		3,153,694	1,000,001
19 February 2021	Exercise of warrants	15,340			5.960	91
6 July 2021	Placing	1,754,386			5.700	10,000
At 31 December 2021		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1			200.000	–
3 May 2022	Share issue to SIPP trustee (see note 24)	1,250			0.001	–
19 December 2022	Registered Direct Offering	492,466			0.666	321
At 31 December 2022		5,417,137	1,000,001
15 February 2023	Private Placements*	98,387,275			0.0505	4,967
26 May 2023	Registered Direct Offering*	276,697,310			0.0097	2,690
14 June 2023	Share sub-division and re-designation			4,063,321,418	n/a	n/a
21 December 2023	Shares issued on purchase Intangible asset (see note 11)	323,684,800			0.0040	1,279
21 December 2023	Registered Offering	485,391,200			0.0040	1,918
At 31 December 2023		1,189,577,722	1,000,001	4,063,321,418

*	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.